Post-Employment and Other Non-current Employee Benefits - Summary of Assumptions, Amounts of Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2024 MXN ($)
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
2025	$ 455
2026	237
2027	366
2028	294
2029	320
2030-2033	2,107
Seniority Premiums
Disclosure of defined benefit plans [line items]
2025	117
2026	82
2027	92
2028	101
2029	113
2030-2033	$ 675